Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2020
Registrant Name	dei_EntityRegistrantName	BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000353281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2020
Prospectus Date	rr_ProspectusDate	Aug. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A